Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Principal	$ 196,905	$ 374,484
Other partner revenue	20,482	26,693
Total Revenue	217,387	401,177
Direct cost of revenue	182,384	335,722
Gross Profit	35,003	65,455
OPERATING EXPENSES
Employment costs	24,659	31,860
Marketing and communications	1,220	1,608
Technology services	2,767	2,577
Depreciation and amortization	4,859	4,668
Foreign exchange (gain) loss	(671)	401
Other operating expenses	6,724	7,994
Impairment charges	1,798
Total Operating Expenses	41,356	49,108
Finance and other income	(379)	(908)
Finance costs	843	211
(LOSS) INCOME BEFORE INCOME TAXES	(6,817)	17,044
Income tax (recovery) expense	(1,460)	5,155
NET (LOSS) INCOME	(5,357)	11,889
Items that will subsequently be reclassified to profit or loss:
Unrealized gain on foreign exchange derivatives designated as cash flow hedges	215	556
Income tax effect	(57)	(147)
Reclassification to net income of loss on foreign exchange derivatives designated as cash flow hedges	384	550
Income tax effect	(102)	(146)
Foreign currency translation adjustment	(1)	17
Other comprehensive income for the period, net of income tax	439	830
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (4,918)	$ 12,719
(LOSS) EARNINGS PER SHARE
Basic (loss) earnings per share	$ (0.41)	$ 0.87
Diluted (loss) earnings per share	$ (0.41)	$ 0.86